Investment Properties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Properties
12.	Investment Properties
Changes in investment properties for the years ended December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

Beginning, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453
Acquisition		171,872		42,151		56,351		270,374
Disposal and termination		(17,133)		(4,862)		—		(21,995)
Depreciation		—		(47,754)		—		(47,754)
Transfer from(to) property and equipment		59,848		73,096		—		132,944
Changes in scope of consolidation		5,262		1,779		—		7,041
Transfer and others		55,579		(7,891)		(36,097)		11,591

Ending, net	￦	813,763	￦	840,090	￦	66,801	￦	1,720,654

Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

( i n millions of Korean won)	2022
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

Beginning, net		813,763		840,090		66,801		1,720,654
Acquisition		14,569		17,351		55,478		87,398
Disposal and termination		(14,725)		(5,858)		(17)		(20,600)
Depreciation		—		(47,004)		—		(47,004)
Transfer from(to) property and equipment		63,278		140,229		2,676		206,183
Changes in consolidation scope
Transfer and others		2,907		(28,350)		12,170		(13,273)

Ending, net	￦	879,792	￦	916,458	￦	137,108	￦	1,933,358

Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)
The fair value of investment properties is
￦
5,370,047 million as at December 31, 2022 (December 31, 2021:
￦
4,263,381 million). The fair value of investment properties is estimated based on the expected cash flow.
Rental income from investment properties is
￦
206,127 million
in 2022
(2021:
￦
185,877 million) and direct operating
expense
(including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
As at December 31, 2022, the Group (Lessor) has entered into a non-cancellable operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
57,981 million for one year or less,
￦
107,386 million more than one year and less than five years,
￦
26,491 million over five years, and
￦
191,858 million in total.
Details of investment properties provided as collateral as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	828,103	￦	72,910	Deposits	￦	63,012
Land and Buildings	￦	2,883	￦	3,688	Borrowings	￦	2,728

( i n millions of Korean won)	December 31, 2022
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	460,166	￦	61,733	Deposits	￦	52,662
Land and Buildings	￦	2,546	￦	3,326	Borrowings	￦	2,772